ARROW INVESTMENTS TRUST

April 3, 2017

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Arrow Investments Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of Arrow Reserve Capital Management ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 35 to the Company’s Registration Statement on Form N-1A, filed electronically on March 29, 2017.

If you have any questions or require further information, please contact the undersigned at (631) 470-2682.

Sincerely,

/s/

Dawn M. Dennis

Assistant Secretary